Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000014476
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 182,938,548
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$182,938,548
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.1%
Housing	3.0%
Escrowed/Prerefunded	3.2%
Senior Living/Life Care	3.7%
Electric Utilities	3.9%
Other Revenue	4.1%
Education	4.7%
Lease Rev./Cert. of Participation	6.5%
Hospital	10.7%
Transportation	17.0%
Special Tax Revenue	20.0%
General Obligations	20.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.3%
BBB	6.9%
A	24.6%
AA	46.2%
AAA	12.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000038314
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.69%	[2]
AssetsNet	$ 182,938,548
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$182,938,548
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.1%
Housing	3.0%
Escrowed/Prerefunded	3.2%
Senior Living/Life Care	3.7%
Electric Utilities	3.9%
Other Revenue	4.1%
Education	4.7%
Lease Rev./Cert. of Participation	6.5%
Hospital	10.7%
Transportation	17.0%
Special Tax Revenue	20.0%
General Obligations	20.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.3%
BBB	6.9%
A	24.6%
AA	46.2%
AAA	12.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014478
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class I
Trading Symbol	EVMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[3]
AssetsNet	$ 182,938,548
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$182,938,548
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.1%
Housing	3.0%
Escrowed/Prerefunded	3.2%
Senior Living/Life Care	3.7%
Electric Utilities	3.9%
Other Revenue	4.1%
Education	4.7%
Lease Rev./Cert. of Participation	6.5%
Hospital	10.7%
Transportation	17.0%
Special Tax Revenue	20.0%
General Obligations	20.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.3%
BBB	6.9%
A	24.6%
AA	46.2%
AAA	12.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class A
Trading Symbol	EBABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[4]
AssetsNet	$ 2,689,525,222
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081143
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class C
Trading Symbol	ECBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%	[5]
AssetsNet	$ 2,689,525,222
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class I
Trading Symbol	EIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[6]
AssetsNet	$ 2,689,525,222
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243098
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ERABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[7]
AssetsNet	$ 2,689,525,222
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized